American Century California Tax-Free and Municipal Funds

PROSPECTUS SUPPLEMENT

CALIFORNIA TAX-FREE MONEY MARKET FUND
CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

Supplement dated May 5, 2003 * Prospectus dated December 20, 2002
                               (Investor Class)

The following replaces the Average Annual Total Returns table on page 7 of the
Investor Class prospectus:

   INVESTOR CLASS

                                                            1       5        10      Life of
   For the calendar year ended December 31, 2001            year    years    years   Fund(1)
   -------------------------------------------------------------------------------------------
   California Limited-Term Tax-Free
   Return Before Taxes                                      4.95%   4.65%    N/A     4.67%
   Return After Taxes on Distributions                      4.85%   4.63%    N/A     4.65%
   Return After Taxes on Distributions
     and Sale of Fund Shares                                4.56%   4.53%    N/A     4.56%
   Lehman Brothers 3-Year Municipal Bond Index              6.59%   4.91%    N/A     5.22%
     (reflects no deduction for fees, expenses or taxes)
   -------------------------------------------------------------------------------------------
   California Intermediate-Term Tax-Free
   Return Before Taxes                                      4.35%   5.22%    5.71%   6.49%
   Return After Taxes on Distributions                      4.11%   5.04%    5.58%   N/A
   Return After Taxes on Distributions
     and Sale of Fund Shares                                4.41%   5.05%    5.53%   N/A
   Lehman Brothers 5-Year General Obligation Index          5.98%   5.31%    5.69%   7.10%(2)
     (reflects no deduction for fees, expenses or taxes)
   -------------------------------------------------------------------------------------------
   California Long-Term Tax-Free
   Return Before Taxes                                      4.23%   5.78%    6.57%   7.75%
   Return After Taxes on Distributions                      4.23%   5.62%    6.28%   N/A
   Return After Taxes on Distributions
     and Sale of Fund Shares                                4.48%   5.61%    6.26%   N/A
   Lehman Brothers Long-Term Municipal Bond Index           4.79%   6.27%    7.21%   9.44%(2)
     (reflects no deduction for fees, expenses or taxes)
   -------------------------------------------------------------------------------------------

   (1) The inception dates for the funds are: California Limited-Term Tax-Free,
       June 1, 1992; and California Intermediate-Term Tax-Free and California
       Long-Term Tax-Free, November 9, 1983. Only funds with performance history for less than 10 years show after-tax returns for the life of fund.

   (2) Since October 31, 1983, the date closest to the fund's inception for which data is available.

SH-SPL-34614   0305

American Century California Tax-Free and Municipal Funds

PROSPECTUS SUPPLEMENT

CALIFORNIA HIGH-YIELD MUNICIPAL

Supplement dated May 5, 2003 * Prospectus dated December 20, 2002
                               (Investor Class, A Class, B Class
                               and C Class)

The following replaces the Average Annual Total Returns table on page 4 of the
Investor Class and page 4 of the A/B/C Class prospectuses:

     INVESTOR CLASS

                                                                1         5       10       Life of
     For the calendar year ended December 31, 2001              year      years   years    Fund(1)
     ----------------------------------------------------------------------------------------------
     California High-Yield Municipal
     Return Before Taxes                                        5.02%     6.18%   7.05%    6.41%
     Return After Taxes on Distributions                        5.02%     6.04%   6.94%    N/A
     Return After Taxes on Distributions
       and Sale of Fund Shares                                  5.23%     6.02%   6.85%    N/A
     Lehman Brothers Long-Term Municipal Bond Index             4.79%     6.27%   7.21%    7.84%
       (reflects no deduction for fees, expenses and taxes)
     ----------------------------------------------------------------------------------------------

     (1)  The inception date for the fund is December 30, 1986.

SH-SPL-34613   0305

American Century California Tax-Free and Municipal Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND * CALIFORNIA HIGH-YIELD MUNICIPAL FUND
CALIFORNIA TAX-FREE MONEY MARKET FUND

Supplement dated May 5, 2003 * Statement of Additional Information dated December 20, 2002

The following replaces the Average Annual Total Returns tables on pages 43 and
44 of the Statement of Additional Information:

INVESTOR CLASS

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended August 31, 2002
------------------------------------------------------------------------------------------------------
Fund                                    1 year   5 years   10 years   Life of Fund(1)  Inception Date
------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free                                                       06/01/1992
Return Before Taxes                     4.91%    4.98%     4.75%      4.86%
Return After Taxes on Distributions     4.81%    4.96%     4.73%      N/A
Return After Taxes on Distributions
  and Sale of Fund Shares               4.32%    4.77%     4.60%      N/A
------------------------------------------------------------------------------------------------------
California Intermediate-Term Tax-Free                                                  11/09/1983
Return Before Taxes                     5.63%    5.68%     5.90%      6.61%
Return After Taxes on Distributions     5.39%    5.50%     5.77%      N/A
Return After Taxes on Distributions
  and Sale of Fund Shares               5.09%    5.38%     5.66%      N/A
------------------------------------------------------------------------------------------------------
California Long-Term Tax-Free                                                          11/09/1983
Return Before Taxes                     5.14%    6.08%     6.68%      7.83%
Return After Taxes on Distributions     5.14%    5.93%     6.38%      N/A
Return After Taxes on Distributions
  and Sale of Fund Shares               4.94%    5.81%     6.31%      N/A
------------------------------------------------------------------------------------------------------
California High-Yield Municipal                                                        12/30/1986
Return Before Taxes                     6.07%    6.32%     7.04%      6.58%
Return After Taxes on Distributions     6.07%    6.18%     6.93%      N/A
Return After Taxes on Distributions
  and Sale of Fund Shares               5.83%    6.10%     6.80%      N/A
------------------------------------------------------------------------------------------------------
California Insured Tax-Free                                                            12/30/1986
Return Before Taxes                     5.10%    6.04%     6.56%      N/A
Return After Taxes on Distributions     5.10%    5.91%     6.37%      N/A
Return After Taxes on Distributions
  and Sale of Fund Shares               4.85%    5.76%     6.24%      N/A
------------------------------------------------------------------------------------------------------

(1)  Only funds with performance history for less than 10 years show after-tax returns for Life of Fund.

SH-SPL-34609  0305